ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Employee Post-Retirement Benefits
Moving average period of basis used to determine expected return on plan assets	5 years
Portion amortized out of AOCI and into net income	10.00%
Minimum | Corporate
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	4.00%
Minimum | Pipeline | Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	0.75%
Minimum | Pipeline | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	2.00%
Minimum | Power generation and natural gas storage plant, equipment and structures | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	2.00%
Maximum | Corporate
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	20.00%
Maximum | Pipeline | Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	6.67%
Maximum | Pipeline | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	2.50%
Maximum | Power generation and natural gas storage plant, equipment and structures | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	20.00%